Intangible Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) Segments Segment	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Goodwill	¥ 215,808	¥ 273,725	¥ 426,455
Impairment loss	62,624	28,607	74,616
Contractual commitments to acquire intangible assets		383
Research and development expenditure recognized	167	84	89
Leasehold rights [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	5,517	5,436
Securities [member] | SMBC Trust Bank Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		23,359
Securities [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	¥ 62,624
Wholesale Business Unit [member]
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segment	4
Goodwill			2,417
Impairment loss		956
Retail Business Segment [member] | SMBC Consumer Finance Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 56,692	56,692
Head Office Account and Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	147,683	210,307	¥ 347,573
Impairment loss	62,624	23,359
Head Office Account and Others [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	109,629	172,253
Head Office Account and Others [member] | Sumitomo mitsui asset management company, limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	38,053	38,053
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 11,434	¥ 6,727